Northwestern Mutual Series Fund, Inc.

Prospectus Supplement Dated October 7, 2016

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. dated May 1, 2016, as supplemented June 16, 2016 and June 30, 2016 (the “Prospectus”). You should read this Supplement together with the Prospectus.

Advisory Fee Waiver Update to Equity Income Portfolio

Effective November 1, 2016, the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” beginning on page 114 is amended so that the paragraph addressing fee waivers related to the Equity Income Portfolio is modified to include the following additional paragraph:

“Effective November 1, 2016, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Equity Income Portfolio on average net assets over $500 million such that the management fee is 0.65% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion and 0.52% on average net assets in excess of $1.5 billion. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2017.”

Portfolio Manager Update to Short-Term Bond Portfolio

Effective January 1, 2017, Edward A. Wiese will no longer serve as co-portfolio manager of the Short-Term Bond Portfolio (the “Portfolio”) and Michael F. Reinartz will become the sole portfolio manager and sole Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee. Accordingly, effective January 1, 2017, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is replaced with the following:

“Portfolio Manager: Michael F. Reinartz, CFA, Portfolio Manager and Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, joined T. Rowe Price in 1996 and has managed the portfolio since 2015.”

Also effective January 1, 2017, the following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Short-Term Bond Portfolio”:

“Michael F. Reinartz, CFA, a Vice President of T. Rowe Price and Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee has managed the Portfolio since 2015. Mr. Reinartz joined T. Rowe Price in 1996, and his investment experience dates back to 2000. During the past five years, he has served as a portfolio manager and prior to that worked closely with T. Rowe Price’s portfolio managers in managing the short-term bond strategies, and as an investment analyst for short-term bond and multi-sector bond strategies.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Supplement Dated October 7, 2016

to the

Summary Prospectus for the Short-Term Bond Portfolio

Dated May 1, 2016

The following information supplements the Summary Prospectus for the Short-Term Bond Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2016 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus.

Portfolio Manager Update

Effective January 1, 2017, Edward A. Wiese will no longer serve as co-portfolio manager of the Short-Term Bond Portfolio (the “Portfolio”) and Michael F. Reinartz will become the sole portfolio manager and sole Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee. Accordingly, effective January 1, 2017, the “Portfolio Managers” information set forth in the Summary Prospectus under “PORTFOLIO MANAGEMENT” is replaced with the following:

“Portfolio Manager: Michael F. Reinartz, CFA, Portfolio Manager and Chairman of T. Rowe Price’s Short-Term Bond Investment Advisory Committee, joined T. Rowe Price in 1996 and has managed the portfolio since 2015.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated October 7, 2016 to the

Statement of Additional Information Dated May 1, 2016

This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2016, as supplemented June 16, 2016, June 30, 2016, and August 19, 2016. You should read this Supplement together with the SAI.

Advisory Fee Waiver Update to Equity Income Portfolio

Effective November 1, 2016, the “Advisory Fee Waiver Agreements” portion of the sub-section of the SAI section titled “The Adviser,” under “INVESTMENT ADVISORY AND OTHER SERVICES” beginning on page B-64 is amended so that the paragraph addressing fee waivers related to the Equity Income Portfolio is modified to include the following additional paragraph:

“Effective November 1, 2016, Mason Street Advisors has agreed to waive a portion of its management fee relating to the Equity Income Portfolio on average net assets over $500 million such that the management fee is 0.65% on the Portfolio’s first $500 million of average net assets, 0.55% on the next $1 billion and 0.52% on average net assets in excess of $1.5 billion. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2017.”

The SAI is also amended by replacing the third through sixth sentences of the paragraph relating to T. Rowe Price Associates, Inc. (“T. Rowe Price”) that appears on page B-70 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:

“Effective November 1, 2016, for fee services provided to the Equity Income Portfolio, Mason Street Advisors pays T. Rowe Price 0.50% on the first $50 million of the Portfolio’s assets, reduced to 0.45% on the next $50 million. The sub-advisory fee is reset to 0.40% of the Portfolio’s average net assets at $100 million, to 0.35% at $200 million, to 0.325% at $500 million and is 0.30% on assets from $500 million to $1 billion. The sub-advisory fee is reset to 0.30% of the Portfolio’s average net assets at $1 billion and is reset to 0.275% at $1.5 billion. T. Rowe Price will provide Mason Street Advisors with a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule once assets exceeds certain amounts.”

Portfolio Manager Update to Short-Term Bond Portfolio

Effective January 1, 2017 Edward A. Wiese will no longer serve as a co-portfolio manager for the Short-Term Bond Portfolio and Michael F. Reinartz will become the sole portfolio manager. All references to Mr. Wiese are hereby removed from the SAI as of such date.

Please retain this Supplement for future reference.